Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expenses [Abstract]
Schedule of Vessel Operating Expenses	Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2019	2020	2021
Crew wages and related costs	$33,655	$34,364	$36,821
Insurance	3,409	3,380	3,601
Repairs, maintenance and drydocking costs	8,922	10,097	8,797
Spares, stores and provisions	14,776	14,921	15,473
Lubricants	4,565	4,059	3,846
Taxes	608	642	690
Miscellaneous	2,634	2,623	2,821
Total	$68,569	$70,086	$72,049